Variable Interest Entity - Schedule of Assets and Liabilities - Intercompany Balances That Were Eliminated in Consolidation (Detail) - USD ($) $ in Thousands	Sep. 27, 2020	Jun. 28, 2020	Mar. 29, 2020	Dec. 29, 2019	Sep. 29, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 112,619			$ 1,274				$ 11,815
Accounts receivable, net	17,551			16,108				10,236
Total assets	177,593			61,948				49,855
Current liabilities:
Accounts payable	16,052			13,510				9,357
Accrued liabilities	7,933			8,608				5,845
Total current liabilities	26,056			24,997				16,802
Total liabilities	35,574			30,099				22,377
Redeemable convertible preferred stock				23,036				23,036
Stockholders' equity:
Common stock	5			3				3
Stockholders' (deficit) equity	25			79				(848)
Total stockholders' (deficit) equity	141,844	$ 17,704	$ 11,030	8,638	$ 12,505	$ 11,392	$ 15,438	4,267	$ (2,002)	$ (383)
Total liabilities, redeemable noncontrolling interest, redeemable convertible preferred stock and stockholders’ equity	$ 177,593			61,948				49,855
Variable Interest Entity, Primary Beneficiary | Ovabrite, Inc
Current assets:
Cash and cash equivalents				716				2
Accounts receivable, net				255
Total assets				971				2
Current liabilities:
Accounts payable				8
Accrued liabilities				206				76
Total current liabilities				214				76
Note payable to related party								121
Total liabilities				214				197
Redeemable convertible preferred stock				677				677
Stockholders' equity:
Common stock				1				1
Stockholders' (deficit) equity				79				(873)
Total stockholders' (deficit) equity				80				(872)
Total liabilities, redeemable noncontrolling interest, redeemable convertible preferred stock and stockholders’ equity				$ 971				$ 2